FRANKLIN CALIFORNIA TAX FREE TRUST
ONE FRANKLIN PARKWAY
SAN MATEO, CA 94403-1906

June 1, 2022

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Franklin California Tax Free Trust
(CIK#0000773478)
	File No. 811-04356

Ladies and Gentlemen:

On behalf of the above-referenced Trust submitted herewith under the EDGAR system, please find Amended Form N-
CEN for the period ended June 30, 2020.

The amended form is being filed to amend Item G.1.a.iii of the Form N-CEN on behalf of Franklin California
Intermediate-Term Tax-Free Income Fund to add the signature to the independent public accountant's report on internal control. There were no other changes to the Form N-
CEN that was filed on September 11, 2020 (accession number 0001752724-20-182554).

Please direct any inquiries to Jeffrey W. White at (916) 463-
4396.

Sincerely,

/s/ Jeffrey W. White

Jeffrey W. White
Assistant Treasurer